Financial risk management - Fair Value measurement of financial assets and liabilities measured at fair value (Parenthetical) (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Derivatives-combined securities
Statement [Line Items]
Financial instruments related to repurchase partners asset management	₩ 221,700	₩ 300,200
Beneficiary certificates [Member]
Statement [Line Items]
Financial instruments related to repurchase partners asset management	221,700	300,200
Financial assets at fair value through profit or loss
Statement [Line Items]
Financial assets invested by valuation of amount related to lime asset management	133,800	157,900
Level 3 | Derivative liabilities
Statement [Line Items]
Derivative liabilities valuation amount for over the counter	468,028	153,084
Level 3 | Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently, category [member]
Statement [Line Items]
Derivative financial liabilities valuation amount for over the counter	7,930,909	7,622,526
Level 3 | Financial assets at fair value through profit or loss
Statement [Line Items]
Derivative financial assets valuation amount for over the counter	75,925	72,980
Level 3 | Derivative assets
Statement [Line Items]
Derivative assets valuation amount for over the counter	₩ 526,868	₩ 527,726